Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Explanatory [Abstract]
Schedule of statements of financial position - parent company only
	As of December 31,
	2021	2020
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$5,129,248	$1,030,340
Other receivables	5,833	-
Goodwill	329,534	-
Investment in subsidiaries	5,731,576	1,823,463
Total assets	$11,196,191	$2,853,803

Liabilities and equity

Trade and other payables	$135,295	$116,084
Long-term borrowings from related company	4,575,852	4,947,400
Total liabilities	4,711,147	5,063,484

Equity
Ordinary Shares –Authorized 300,000,000 shares, par value $0.003 (2020: Authorized 100,000,000 shares*)	63,606	52,069
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	15,603,631	2,082,795
Legal reserve	223,500	223,500
Accumulated deficit	(10,204,220)	(4,722,294)
Accumulated other comprehensive income	821,527	204,249
Capital & reserves	6.485,044	(2,209,681)
Total liabilities and equity	$11,196,191	$2,853,803

Schedule of statements of profit and loss and comprehensive loss - parent company only
	For the years ended December 31,
	2021	2020	2019
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Administrative expenses	(1,861,520)	(1,519,150)	(656,176)
Loss from operations	(1,861,520)	(1,519,150)	(656,176)

Other income, net	227,205	9	-
Finance cost	(99,470)	(92,717)	(53,214)
Equity (loss) income of subsidiaries	(3,748,142)	(1,515,166)	763,425
Net (loss) profit for the year	(3,620,407)	(3,126,024)	54,035
Total comprehensive (loss) income for the year	$(5,481,927)	$(3,126,024)	$54,035

Schedule of statements of cash flows - parent company only
	For the years ended December 31,
	2021	2020	2019
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(5,481,927)	$(3,126,024)	$54,035
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation	-	100,936	-
Equity loss from equity investments	3,748,142	1,514,166	(763,425)
Changes in operating assets and liabilities:
Other receivables, net	(5,833)	57,400	332,599
Other payables	(7,405,803)	975,618	1,422,550
Net cash used in operating activities	(9,145,421)	(477,904)	1,045,759

Financing activities
IPO proceeds	13,244,329	-	-
Net cash provided by financing activities	13,244,329	-	-

Net increase (decrease) in cash and cash equivalents, and restricted cash	4,098,908	(477,904)	1,045,759
Cash and cash equivalents at beginning of year	1,030,340	1,508,244	462,485
Cash and cash equivalents at end of year	$5,129,248	$1,030,340	$1,508,244